Impairment of Assets - Schedule of Recoverable Amount (Details) $ in Millions	Dec. 31, 2024 COP ($)
COLOMBIA
Impairment of Assets - Schedule of Recoverable Amount (Details) [Line Items]
Recoverable Amount	$ 30,171	[1]
URUGUAY
Impairment of Assets - Schedule of Recoverable Amount (Details) [Line Items]
Recoverable Amount	64,432	[1]
ARGENTINA
Impairment of Assets - Schedule of Recoverable Amount (Details) [Line Items]
Recoverable Amount	23,461	[1]
Surtimax [Member]
Impairment of Assets - Schedule of Recoverable Amount (Details) [Line Items]
Recoverable Amount	6,563,215
Super Inter [Member]
Impairment of Assets - Schedule of Recoverable Amount (Details) [Line Items]
Recoverable Amount	238,911
Taeq [Member]
Impairment of Assets - Schedule of Recoverable Amount (Details) [Line Items]
Recoverable Amount	5,644,904
Disco [Member]
Impairment of Assets - Schedule of Recoverable Amount (Details) [Line Items]
Recoverable Amount	96,208
Libertad [Member]
Impairment of Assets - Schedule of Recoverable Amount (Details) [Line Items]
Recoverable Amount	$ 1,181,652

[1]	The cash-generating units are based on the segments indicated in Note 40.